GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of Goodwill

		Reporting units/operating segment
	Express delivery	Freight delivery	Store+	Others	Total
Balance as of January 1, 2016	233,984	5,580	—	—	239,564
Goodwill acquired	7,639	—	—	—	7,639

Balance as of December 31, 2016	241,623	5,580	—	—	247,203
Goodwill acquired	—	—	181,176	20,205	201,381

Balance as of December 31, 2017	241,623	5,580	181,176	20,205	448,584

Balance as of December 31, 2017 (US$)	37,137	858	27,846	3,105	68,946